Securities Act Registration No. 333 -174926

Investment Company Act Registration No. 811 -22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.  42

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No.    44

☒

 (Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

 (Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (402) 895-1600

4020 South 147th Street

Omaha, NE 68137

402.895.1600

 (Name and Address of Agent for Service)

4020 South 147th Street

Omaha, NE 68137

402.895.1600

With copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Emile R. Molineaux, General Counsel Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2616

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

 ☐On (date)   pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This  post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to WOA All Asset I, a series of the Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 42 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of  Hauppauge, State of New York, on the 14th day of February, 2012.

NORTHERN LIGHTS FUND TRUST II

By: ________________________

      Andrew Rogers

     Principal Executive Officer*

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on February 14, 2012.

Brian Nielsen*	Trustee & Chairman	February 14, 2012
Anthony Lewis*	Trustee	February 14, 2012
Keith Rhoades*	Trustee	February 14, 2012
Randy Skalla*	Trustee	February 14, 2012
Thomas Sarkany*	Trustee	February 14, 2012
Andrew Rogers*	President and Principal Executive Officer	February 14, 2012
Kevin Wolf*	Treasurer and Principal Accounting Officer	February 14, 2012

*By: /s/ James Ash

         James Ash

     * Attorney-in-Fact –  pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No.2 (filed August 3, 2011) and Post-Effective Amendment No. 14 (filed November 2, 2011) each to Registrant’s Registration Statement on Form N-1A.

INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase